Land use right, net	12 Months Ended
Dec. 31, 2025
Land use right, net
Land use right, net

9. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	—	—
Less: Accumulated amortization	(12,540)	—	—
Net book value	88,467	—	—

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB2,061, RMB2,062 and RMB859 for the years ended December 31, 2023, 2024 and 2025, respectively.

In June 2025, the Group disposed the land use right upon the deregistration of certificate for land use right with local administration of land resources.